UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-03231

SEI Liquid Asset Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

c/o SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Copies to:

Richard W. Grant, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: June 30, 2010

Date of reporting period: September 30, 2009

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CERTIFICATES OF DEPOSIT (B) — 39.3%

Banco Bilbao Vizcaya Argentaria
1.455%, 10/05/09	$2,000	$2,000
0.310%, 01/25/10	4,000	4,000
0.310%, 01/25/10	8,000	8,000
0.310%, 01/21/10	5,000	5,000
0.305%, 10/23/09	4,000	4,000
0.270%, 01/29/10	8,000	8,000
Bank of Montreal
0.250%, 12/18/09	3,000	3,000
Bank of Tokyo-Mitsubishi UFJ
0.350%, 11/20/09	12,000	12,000
0.340%, 11/06/09	12,000	12,000
0.340%, 11/09/09	12,000	12,000
Barclays Bank
0.590%, 03/05/10	4,000	4,000
0.575%, 03/15/10	1,000	1,000
0.340%, 11/02/09	2,000	2,000
0.340%, 11/02/09	35,000	35,000
0.330%, 10/29/09	14,000	14,000
BNP Paribas
0.750%, 11/13/09	1,500	1,500
Credit Agricole
0.370%, 11/20/09	28,000	28,000
0.350%, 10/20/09	6,000	6,000
Credit Industriel
0.390%, 12/16/09	17,000	17,000
0.380%, 12/18/09	17,000	17,000
HSBC Bank
0.325%, 03/29/10	2,000	2,000
Lloyds TSB Bank
0.465%, 10/19/09	17,000	17,000
0.465%, 10/19/09	20,000	20,000
National Australia Bank
0.680%, 11/16/09	5,000	5,000
0.430%, 01/12/10	2,000	2,000
0.400%, 02/05/10	5,000	5,000
0.370%, 11/10/09	12,000	12,000
0.320%, 11/30/09	5,000	5,000
Rabobank Nederland
0.510%, 12/22/09	20,000	20,000
0.490%, 01/15/10	5,000	5,002
0.350%, 03/24/10	4,000	4,000
Royal Bank of Canada
0.400%, 01/11/10	1,000	1,000
Royal Bank of Scotland
0.250%, 10/30/09	2,000	2,000
0.240%, 11/05/09	11,000	11,000
0.240%, 10/21/09	4,000	4,000
Societe Generale
0.260%, 12/30/09	9,000	9,000
Sumitomo Mitsui Banking
0.370%, 10/23/09	25,000	25,000
0.300%, 12/01/09	8,000	8,000
0.270%, 11/06/09	1,000	1,000
Svenska Handelsbanken
0.350%, 10/07/09	1,000	1,000
0.320%, 10/09/09	2,000	2,000
0.320%, 10/19/09	8,000	8,000
0.310%, 10/22/09	20,000	20,000
Toronto Dominion Bank
0.450%, 01/07/10	5,000	5,000
0.400%, 02/08/10	1,000	1,000
0.330%, 03/18/10	3,000	3,000
0.330%, 11/17/09	5,000	5,000
0.250%, 01/25/10	1,000	1,000
UBS
0.475%, 11/23/09	8,000	8,000
0.420%, 11/25/09	25,000	25,000
0.250%, 11/17/09	20,000	20,000

Total Certificates of Deposit (Cost $452,502) ($ Thousands)		452,502

COMMERCIAL PAPER (B) (C) — 37.1%

American Honda Finance
0.330%, 11/03/09	3,000	2,999
0.380%, 11/18/09	2,000	1,999
0.350%, 11/19/09	1,000	999
0.330%, 12/02/09	3,000	2,998
Atlantic Asset Securitization (D)
0.210%, 10/02/09	2,000	2,000
0.210%, 10/08/09	16,000	15,999
Atlantis One Funding (D)
0.240%, 11/23/09	1,000	1,000
0.260%, 12/07/09	19,000	18,991
0.280%, 01/25/10	4,000	3,996
Australia & New Zealand Banking Group (D)
0.370%, 01/19/10	11,000	10,988
0.400%, 02/08/10	1,000	999
Barton Capital (D)
0.270%, 01/07/10	2,000	1,999
0.270%, 01/19/10	2,000	1,998
0.277%, 01/22/10	3,000	2,997
Bryant Park Funding (D)
0.200%, 10/26/09	7,000	6,999
Cancara Asset Securitisation (D)
0.320%, 01/04/10	8,000	7,993
Citigroup Funding
0.370%, 10/06/09	20,000	19,999
Danske
0.230%, 10/26/09	6,000	5,999
Edison Asset Securitization (D)
0.220%, 10/05/09	6,000	6,000
0.240%, 11/09/09	20,000	19,995
0.260%, 11/24/09	10,000	9,996
0.260%, 12/01/09	6,000	5,997
0.250%, 12/16/09	3,000	2,998
0.250%, 12/21/09	1,000	999
Fairway Finance (D)
0.340%, 10/01/09	1,000	1,000
0.330%, 10/05/09	5,000	5,000
0.290%, 11/06/09	1,000	1,000
Falcon Asset Securitization (D)
0.300%, 10/15/09	2,000	2,000
Gemini Securitization (D)
0.265%, 10/09/09	4,000	4,000
0.300%, 10/16/09	1,000	1,000
0.300%, 10/27/09	3,000	2,999
0.300%, 10/28/09	6,000	5,999

1	SEI Liquid Asset Trust / Quarterly Report / September 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

General Electric Capital
0.320%, 10/22/09	$20,000	$19,996
Gotham Funding (D)
0.340%, 10/19/09	6,000	5,999
Grampian Funding (D)
0.500%, 11/30/09	10,000	9,992
ING US Funding
0.300%, 11/03/09	9,000	8,998
0.320%, 11/10/09	3,000	2,999
JPMorgan Chase Funding
0.500%, 10/19/09	12,000	11,997
Jupiter Securitization (D)
0.200%, 10/16/09	2,000	2,000
Liberty Street Funding (D)
0.300%, 10/26/09	15,950	15,947
0.300%, 10/28/09	3,000	2,999
0.300%, 11/02/09	11,000	10,997
0.240%, 12/15/09	3,000	2,998
LMA Americas (D)
0.240%, 10/19/09	2,000	2,000
0.230%, 10/23/09	3,000	3,000
Matchpoint Master Trust (D)
0.300%, 10/13/09	1,000	1,000
0.220%, 10/16/09	6,000	5,999
0.250%, 12/14/09	5,000	4,997
Old Line Funding (D)
0.300%, 11/03/09	1,000	1,000
0.240%, 12/11/09	15,000	14,993
Sheffield Receivables (D)
0.330%, 10/02/09	3,000	3,000
0.230%, 10/07/09	1,000	1,000
0.200%, 10/08/09	2,000	2,000
0.255%, 10/15/09	2,000	2,000
0.250%, 10/28/09	12,500	12,498
0.300%, 11/06/09	8,000	7,998
0.300%, 11/10/09	3,000	2,999
0.270%, 01/06/10	1,000	999
Thames Asset Global Securitization (D)
0.230%, 10/20/09	1,000	1,000
0.220%, 10/23/09	8,000	7,999
Thunder Bay Funding (D)
0.212%, 10/01/09	6,000	6,000
0.250%, 12/07/09	7,000	6,997
Toyota Credit Canada
0.400%, 11/03/09	2,000	1,999
0.450%, 12/04/09	2,000	1,998
Toyota Motor Credit
0.300%, 11/05/09	6,000	5,998
0.300%, 11/06/09	8,000	7,998
0.330%, 12/04/09	3,000	2,998
Tulip Funding (D)
0.230%, 10/15/09	8,000	7,999
0.220%, 10/28/09	3,000	2,999
Variable Funding Capital (D)
0.320%, 10/14/09	3,000	3,000
0.300%, 11/06/09	4,000	3,999
0.400%, 01/28/10	10,000	9,987
Victory Receivables (D)
0.230%, 10/14/09	6,000	5,999
E.ON (D)
0.560%, 11/12/09	3,000	2,998
0.560%, 11/16/09	1,000	999
0.400%, 12/18/09	6,000	5,995

Total Commercial Paper (Cost $427,302) ($ Thousands)		427,302

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.7%

FFCB (A)
0.420%, 10/20/09	5,000	5,000
FHLB (A)
0.301%, 10/30/09	4,000	4,000
0.268%, 11/07/09	8,000	7,997
FHLB DN (C)
0.160%, 10/16/09 to 10/21/09	3,000	3,000
0.512%, 01/12/10	6,000	5,991
FHLMC (A)
0.541%, 10/30/09	1,000	1,003
0.343%, 11/01/09	11,000	11,002
0.379%, 12/09/09	30,000	30,096
0.609%, 12/09/09	17,200	17,206
FHLMC DN (C)
0.150%, 10/05/09	4,000	4,000

Total U.S. Government Agency Obligations (Cost $89,295) ($ Thousands)		89,295

U.S. TREASURY OBLIGATIONS — 3.7%

U.S. Treasury Bills (C)
0.371%, 10/01/09	9,000	9,000
0.421%, 10/08/09	9,000	8,999
0.170%, 10/29/09	3,000	3,000
0.285%, 12/17/09	8,000	7,995
U.S. Treasury Note
3.250%, 12/31/09	13,000	13,093

Total U.S. Treasury Obligations (Cost $42,087) ($ Thousands)		42,087

MUNICIPAL BONDS — 0.4%

Connecticut — 0.1%
Connecticut Housing Finance Authority, Sub-Ser A-5, RB
0.330%, 11/15/09 (A)	600	600

Iowa — 0.3%
Iowa Finance Authority, Ser C, AMBAC, RB
0.350%, 10/01/09 (A)	2,850	2,850

Texas — 0.1%
State of Texas, Ser B, GO
0.320%, 10/01/09 (A)	1,000	1,000

Total Municipal Bonds (Cost $4,450) ($ Thousands)		4,450

SEI Liquid Asset Trust / Quarterly Report / September 30, 2009	2

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

BANKERS’ ACCEPTANCE — 0.3%

Wachovia Bank (C)
0.510%, 11/27/09	$2,000	$1,999
0.500%, 12/07/09	2,000	1,998

Total Bankers’ Acceptance (Cost $3,997) ($ Thousands)		3,997

CORPORATE OBLIGATION — 0.1%

UBS
0.704%, 11/13/09 (A)	1,000	1,000

Total Corporate Obligation (Cost $1,000) ($ Thousands)		1,000

REPURCHASE AGREEMENTS (E) — 11.4%

BNP Paribas
0.070%, dated 09/30/09, to be repurchased on 10/01/09, repurchase price $72,269,141 (collateralized by various FHLMC/FNMA obligations, ranging in par value $99,682-$26,681,250, 4.000%-8.000%, 02/01/10-10/01/39, with a total market value $73,714,380)	72,269	72,269
BNP Paribas
0.250%, dated 09/30/09, to be repurchased on 10/01/09, repurchase price $3,000,021 (collateralized by a corporate obligation, par value $2,733,734, 8.125%, 05/01/12, with a total market value $3,210,001)	3,000	3,000
Deutsche Bank
0.300%, dated 09/30/09, to be repurchased on 10/01/09, repurchase price $8,000,067 (collateralized by a corporate obligation, par value $7,771,122, 6.250%, 09/15/17, with a total market value $8,560,001)	8,000	8,000
Goldman Sachs
0.200%, dated 09/30/09, to be repurchased on 10/07/09, repurchase price $28,001,089 (collateralized by various corporate obligations, ranging in par value $13,000-$1,550,000, 0.000%-10.375%, 11/03/09-08/01/19, with a total market value $29,960,001)	28,000	28,000
JPMorgan Securities
0.250%, dated 09/30/09, to be repurchased on 10/01/09, repurchase price $11,006,490 (collateralized by various corporate obligations, ranging in par value $2,205,000-$4,718,000, 0.020%-6.375%, 01/27/10-12/28/17, with a total market value $11,639,107)	11,000	11,000
RBS
0.300%, dated 09/30/09, to be repurchased on 10/01/09, repurchase price $8,003,228 (collateralized by a corporate obligation, par value $8,405,000, 0.000%, 10/27/09, with a total market value $8,403,390)	8,000	8,000
UBS
0.250%, dated 09/30/09, to be repurchased on 10/01/09, repurchase price $1,004,902 (collateralized by a U.S. Treasury Bill, par value $1,025,000, 0.000%, 10/01/09, with a total market value $1,025,000)	1,000	1,000

Total Repurchase Agreements (Cost $131,269) ($ Thousands)		131,269

Total Investments — 100.0% (Cost $1,151,902)($ Thousands)†		$1,151,902

Percentages are based on Net Assets of $1,152,120 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on September 30, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.
(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)	The rate reported is the effective yield at time of purchase.
(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(E)	Tri-Party Repurchase Agreement.
†	For federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

AMBAC — American Municipal Bond Assurance Corporation

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

As of September 30, 2009, all of the Fund’s investments are level 2. For details of the investment classification, reference the Schedule of Investments.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

3	SEI Liquid Asset Trust / Quarterly Report / September 30, 2009

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Liquid Asset Trust

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher
President & CEO

Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher
President & CEO

Date: November 25, 2009

By (Signature and Title)	/S/ STEPHEN F. PANNER
Stephen F. Panner
Controller & CFO

Date: November 25, 2009